Offerings	Aug. 26, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00 per share
Amount Registered | shares	154,889,100	[1]
Maximum Aggregate Offering Price	$ 14,421,880,000	[2]
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,207,989.83
Rule 457(f)	true
Amount of Securities Received | shares	143,000,000
Value of Securities Received, Per Share | $ / shares	49.16
Value of Securities Received	$ 14,421,880,000
Fee Note MAOP	$ 14,421,880,000
Offering Note
(1)
The number of shares of common stock, par value $1.00 per share, of Steel Newco Inc. (“Newco” and such shares, the “Newco common stock”) being registered is based on an estimate of (i) the maximum number of shares of common stock, par value $1.00 per share, of Pinnacle Financial Partners, Inc. (“Pinnacle” and such shares, the “Pinnacle common stock”) outstanding as of August 21, 2025 or issuable or expected to be converted or exchanged in connection with the simultaneous mergers of Pinnacle and Synovus Financial Corp. (“Synovus”) with and into Newco (collectively, the “merger”), collectively equal to 80,000,000, multiplied by the exchange ratio of 1.0000 share of Newco common stock for each share of Pinnacle common stock, and (ii) the maximum number of shares of common stock, par value $1.00 per share, of Synouvs (“Synovus common stock”) outstanding as of August 21, 2025 or issuable or expected to be converted or exchanged in connection with the merger, collectively equal to 143,000,000, multiplied by the exchange ratio of 0.5237 shares of Newco common stock for each share of Synovus common stock.

(2)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the “Securities Act”), and calculated in accordance with Rules 457(c) and Rule 457(f)(1) promulgated thereunder. The maximum aggregate offering price ($14,421,880,000) is the sum of (i) (x) the average of the high and the low sale prices of the Pinnacle common stock as reported on the Nasdaq Stock Market on August 21, 2025 ($92.40 per share), multiplied by (y) the estimated maximum number of shares of Pinnacle common stock that may be exchanged or converted in the merger for the securities being registered (80,000,000) and (ii) (x) the average of the high and the low sale prices of the Synovus common stock as reported on the New York Stock Exchange on August 21, 2025 ($49.16 per share), multiplied by (y) the estimated maximum number of shares of Synovus common stock that may be exchanged or converted in the merger for the securities being registered (143,000,000).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series A, no par value
Amount Registered | shares	8,000,000	[3]
Maximum Aggregate Offering Price	$ 200,000,000	[4]
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,620
Rule 457(f)	true
Amount of Securities Received | shares	8,000,000
Value of Securities Received, Per Share | $ / shares	25
Value of Securities Received	$ 200,000,000
Fee Note MAOP	$ 200,000,000
Offering Note
(3)
Represents the estimated maximum number of shares of Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series A, no par value, of Newco (“Newco series A preferred stock”) estimated to be issuable to holders of record of Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D, no par value, of Synovus (“Synovus series D preferred stock”), in the merger. This number is based on the number of shares of Synovus series D preferred stock outstanding as of August 21, 2025, and the conversion of each such share into a share of Newco series A preferred stock, pursuant to the merger agreement.

(4)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(1) under the Securities Act. The aggregate offering price ($200,000,000) is (x) the book value per share of Synovus series D preferred stock as of August 21, 2025 ($25) multiplied by (y) the maximum number of shares of Synovus series D preferred stock to be converted in the merger (8,000,000).

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series B, no par value
Amount Registered | shares	14,000,000	[5]
Maximum Aggregate Offering Price	$ 350,000,000	[6]
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,585
Rule 457(f)	true
Amount of Securities Received | shares	14,000,000
Value of Securities Received, Per Share | $ / shares	25
Value of Securities Received	$ 350,000,000
Fee Note MAOP	$ 350,000,000
Offering Note
(5)
Represents the estimated maximum number of shares of Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series B, no par value, of Newco (“Newco series B preferred stock”) estimated to be issuable to holders of record of Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series E, no par value, of Synovus (“Synovus series E preferred stock”), in the merger. This number is based on the number of shares of Synovus series E preferred stock outstanding as of August 21, 2025, and the conversion of each such share into a share of Newco series B preferred stock, pursuant to the merger agreement.

(6)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(1) under the Securities Act. The aggregate offering price ($350,000,000) is (x) the book value per share of Synovus series E preferred stock as of August 21, 2025 ($25) multiplied by (y) the maximum number of shares of Synovus series E preferred stock expected to be converted in the merger (14,000,000).

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	6.75% Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series C, no par value
Amount Registered | shares	225,000	[7]
Maximum Aggregate Offering Price	$ 225,000,000	[8]
Fee Rate	0.01531%
Amount of Registration Fee	$ 34,447.5
Rule 457(f)	true
Amount of Securities Received | shares	225,000
Value of Securities Received, Per Share | $ / shares	1,000
Value of Securities Received	$ 225,000,000
Fee Note MAOP	$ 225,000,000
Offering Note
(7)
Represents the estimated maximum number of shares of 6.75% Fixed-Rate Non-Cumulative Perpetual Preferred Stock no par value, of Newco (“Newco series C preferred stock”) estimated to be issuable to holders of record of 6.75% Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series B, no par value, of Pinnacle (“Pinnacle series B preferred stock”), in the merger. This number is based on the number of shares of Pinnacle series B preferred stock outstanding as of August 21, 2025, and the conversion of each such share into a share of Newco series C preferred stock, pursuant to the merger agreement.

(8)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(1) under the Securities Act. The aggregate offering price ($225,000,000) is (x) the book value per share of Pinnacle series B preferred stock as of August 21, 2025 ($1,000) multiplied by (y) the maximum number of shares of Pinnacle series B preferred stock expected to be converted in the merger (225,000).

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares, each representing a 1/40th interest in a share of 6.75% Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series C
Amount Registered | shares	0	[9]
Maximum Aggregate Offering Price	$ 0	[9]
Fee Rate	0.01531%	[9]
Amount of Registration Fee	$ 0	[9]
Offering Note
(9)	No separate registration fee is payable in respect of the depositary shares each representing a 1/40th interest in a share of Newco series C preferred stock.

[1]	The number of shares of common stock, par value $1.00 per share, of Steel Newco Inc. (“Newco” and such shares, the “Newco common stock”) being registered is based on an estimate of (i) the maximum number of shares of common stock, par value $1.00 per share, of Pinnacle Financial Partners, Inc. (“Pinnacle” and such shares, the “Pinnacle common stock”) outstanding as of August 21, 2025 or issuable or expected to be converted or exchanged in connection with the simultaneous mergers of Pinnacle and Synovus Financial Corp. (“Synovus”) with and into Newco (collectively, the “merger”), collectively equal to 80,000,000, multiplied by the exchange ratio of 1.0000 share of Newco common stock for each share of Pinnacle common stock, and (ii) the maximum number of shares of common stock, par value $1.00 per share, of Synouvs (“Synovus common stock”) outstanding as of August 21, 2025 or issuable or expected to be converted or exchanged in connection with the merger, collectively equal to 143,000,000, multiplied by the exchange ratio of 0.5237 shares of Newco common stock for each share of Synovus common stock.
[2]	Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the “Securities Act”), and calculated in accordance with Rules 457(c) and Rule 457(f)(1) promulgated thereunder. The maximum aggregate offering price ($14,421,880,000) is the sum of (i) (x) the average of the high and the low sale prices of the Pinnacle common stock as reported on the Nasdaq Stock Market on August 21, 2025 ($92.40 per share), multiplied by (y) the estimated maximum number of shares of Pinnacle common stock that may be exchanged or converted in the merger for the securities being registered (80,000,000) and (ii) (x) the average of the high and the low sale prices of the Synovus common stock as reported on the New York Stock Exchange on August 21, 2025 ($49.16 per share), multiplied by (y) the estimated maximum number of shares of Synovus common stock that may be exchanged or converted in the merger for the securities being registered (143,000,000).
[3]	Represents the estimated maximum number of shares of Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series A, no par value, of Newco (“Newco series A preferred stock”) estimated to be issuable to holders of record of Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D, no par value, of Synovus (“Synovus series D preferred stock”), in the merger. This number is based on the number of shares of Synovus series D preferred stock outstanding as of August 21, 2025, and the conversion of each such share into a share of Newco series A preferred stock, pursuant to the merger agreement.
[4]	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(1) under the Securities Act. The aggregate offering price ($200,000,000) is (x) the book value per share of Synovus series D preferred stock as of August 21, 2025 ($25) multiplied by (y) the maximum number of shares of Synovus series D preferred stock to be converted in the merger (8,000,000).
[5]	Represents the estimated maximum number of shares of Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series B, no par value, of Newco (“Newco series B preferred stock”) estimated to be issuable to holders of record of Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series E, no par value, of Synovus (“Synovus series E preferred stock”), in the merger. This number is based on the number of shares of Synovus series E preferred stock outstanding as of August 21, 2025, and the conversion of each such share into a share of Newco series B preferred stock, pursuant to the merger agreement.
[6]	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(1) under the Securities Act. The aggregate offering price ($350,000,000) is (x) the book value per share of Synovus series E preferred stock as of August 21, 2025 ($25) multiplied by (y) the maximum number of shares of Synovus series E preferred stock expected to be converted in the merger (14,000,000).
[7]	Represents the estimated maximum number of shares of 6.75% Fixed-Rate Non-Cumulative Perpetual Preferred Stock no par value, of Newco (“Newco series C preferred stock”) estimated to be issuable to holders of record of 6.75% Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series B, no par value, of Pinnacle (“Pinnacle series B preferred stock”), in the merger. This number is based on the number of shares of Pinnacle series B preferred stock outstanding as of August 21, 2025, and the conversion of each such share into a share of Newco series C preferred stock, pursuant to the merger agreement.
[8]	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(1) under the Securities Act. The aggregate offering price ($225,000,000) is (x) the book value per share of Pinnacle series B preferred stock as of August 21, 2025 ($1,000) multiplied by (y) the maximum number of shares of Pinnacle series B preferred stock expected to be converted in the merger (225,000).
[9]	No separate registration fee is payable in respect of the depositary shares each representing a 1/40th interest in a share of Newco series C preferred stock.